Commitments and Contingent Liabilities (Details)			12 Months Ended
	Apr. 26, 2026 SGD ($)	May 14, 2021 SGD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 22, 2020 SGD ($)
Commitments and Contingent Liabilities [Line Items]
Claim amount		$ 15,328	$ 179,724.07
Outstanding service fee unpaid amount			1,621,342.6
Provisions for employee benefits						$ 224,000
Banks (in Dollars)				$ 1,624,890	$ 993,185
C&W Services (S) Pte Ltd [Member]
Commitments and Contingent Liabilities [Line Items]
Claim amount			$ 1,621,342.6
Guarantees [Member]
Commitments and Contingent Liabilities [Line Items]
Banks (in Dollars)				$ 878,304	$ 966,671
Subsequent [Member]
Commitments and Contingent Liabilities [Line Items]
Obligation amount	$ 714,279